Investment Objectives and Goals	Dec. 01, 2025
ABR Dynamic Blend Equity & Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ABR Dynamic Blend Equity & Volatility Fund (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks.

ABR 50/50 Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - ABR 50/50 VOLATILITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ABR 50/50 Volatility Fund (the “Fund”) seeks long-term capital appreciation.
ABR 75/25 VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - ABR 75/25 VOLATILITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ABR 75/25 Volatility Fund (the “Fund”) seeks long-term capital appreciation.